Long-Term Loan - Schedule of Repayment Schedule for the Loan (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Repayment Schedule for the Loan [Abstract]
2025	$ 828,144
2026	1,656,288
2027	1,130,492
2028	170,884
Subtotal	3,785,808
Less: unamortized debt issuance cost	75,840
Total	$ 3,709,968	$ 4,505,274